Note 21 - Segment and Geographic Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Europe – Discontinued Operations			$ 0	$ 9,809
Revenue	$ 0	$ 0	0	311
Total for the period	(892)	(180)	0	10,120
Net income (loss)	(892)	(180)	(7,306)	21,078
Total for Europe – Continuing Operations	56,898		57,044	7,727
Intangible assets	37,041		37,518	1,554
Goodwill	18,964		18,964	241
Long-Term Debt			6,161	26,480
Total for Europe – Continuing Operations	25,766		34,022	41,612
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	311
EBITDA	(1,321)	(1,455)	(8,065)	(6,316)
Adjusted EBITDA	(1,321)	(1,455)	(8,065)	(6,316)
Depreciation, amortization, and accretion	(477)	(130)	(593)	(215)
Interest expense	(276)	(2,190)	(4,198)	(8,774)
Impairment of assets			0	(3,263)
Gain on sale of assets	(0)	3,589	15,513	(1,301)
Net Income (Loss)	(80)	(180)	(6,486)	21,078
Income taxes	(0)	(0)	(0)	590
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			15,513	0
Fair value movement of FPA asset			(0)	483
Convertible Debt, Fair Value Adjustment	(2,363)	806	(3,967)	67
Debt restructuring costs			753	(0)
Costs associated with legal actions related to unpaid liabilities			(1,232)	0
Fair value movement of warrant	(0)	811	(1,564)	(565)
Loss on issuance of debt			(35)	(520)
Gain (Loss) on Extinguishment of Debt	(1,706)	0	(3,187)	179
Gain on settlement of liabilities	5,257	0	596	0
Loss on settlement of SAA with Hover			(2,025)	0
Provision for loss from related party			(561)
Net income/(loss)	$ (892)	$ (180)	(7,306)	21,078
Country Renewable Programs [Member]
Europe – Discontinued Operations			0	334
Revenue			0	311
Revenue from Contract with Customer, Including Assessed Tax			0	311
Green Certificates [Member]
Europe – Discontinued Operations			0	5,803
Revenue			0	5,803
Revenue from Contract with Customer, Including Assessed Tax			0	5,803
Energy Offtake Agreements [Member]
Revenue			0	3,638
Revenue from Contract with Customer, Including Assessed Tax			0	3,638
Product and Service, Other [Member]
Europe – Discontinued Operations			0	34
Revenue			0	34
Revenue from Contract with Customer, Including Assessed Tax			0	34
Continuing Operations [Member] | Country Renewable Programs [Member]
Revenue			0	311
Revenue from Contract with Customer, Including Assessed Tax			0	311
Discontinued Operations [Member] | Country Renewable Programs [Member]
Revenue			0	334
Revenue from Contract with Customer, Including Assessed Tax			0	334
Europe [Member]
Europe – Discontinued Operations			0	9,809
Europe [Member] | Continuing Operations [Member]
Net income (loss)			13,704	(10,584)
Other Assets			12	3,958
Total for Europe – Continuing Operations			12	3,958
Long-Term Debt			1,176	19,807
Other Liabilities			1,075	1,200
Total for Europe – Continuing Operations			2,252	21,007
EBITDA			(1,225)	(3,347)
Adjusted EBITDA			(1,225)	(3,347)
Depreciation, amortization, and accretion			0	(21)
Interest expense			(584)	(3,953)
Impairment of assets			0	(3,263)
Gain on sale of assets			15,513	(3,263)
Net Income (Loss)			13,704	(10,584)
Net income/(loss)			13,704	(10,584)
Europe [Member] | Discontinued Operations [Member]
Net income (loss)			0	45,912
Long-Term Debt			14,885	9,598
Other Liabilities			16,885	11,007
EBITDA			0	5,485
Adjusted EBITDA			0	5,485
Depreciation, amortization, and accretion			0	(1,691)
Interest expense			0	(9,726)
Net Income (Loss)			0	45,912
Income taxes			0	(87)
Solis bond waiver fee			0	0
Impairment loss recognized on the remeasurement to fair value less costs to sell			0	0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			0	51,931
Net income/(loss)			0	45,912
Europe [Member] | Discontinued Operations [Member] | Country Renewable Programs [Member]
Revenue			0	334
Revenue from Contract with Customer, Including Assessed Tax			0	334
Europe [Member] | Discontinued Operations [Member] | Green Certificates [Member]
Revenue			0	5,803
Revenue from Contract with Customer, Including Assessed Tax			0	5,803
Europe [Member] | Discontinued Operations [Member] | Energy Offtake Agreements [Member]
Revenue			0	3,638
Revenue from Contract with Customer, Including Assessed Tax			0	3,638
Europe [Member] | Discontinued Operations [Member] | Product and Service, Other [Member]
Revenue			0	34
Revenue from Contract with Customer, Including Assessed Tax			0	34
UNITED STATES
Revenue			0	311
Net income (loss)			(21,010)	(14,250)
Revenue from Contract with Customer, Including Assessed Tax			0	311
EBITDA			(6,840)	(8,454)
Adjusted EBITDA			(6,840)	(8,454)
Depreciation, amortization, and accretion			(593)	(194)
Interest expense			(3,614)	(4,820)
Net Income (Loss)			(21,010)	(14,250)
Income taxes			0	(590)
Fair value movement of FPA asset			0	(483)
Convertible Debt, Fair Value Adjustment			(3,967)	67
Debt restructuring costs			(753)	0
Costs associated with legal actions related to unpaid liabilities			(1,232)	0
Fair value movement of warrant			1,564	565
Loss on issuance of debt			(35)	0
Gain (Loss) on Extinguishment of Debt			(3,187)	0
Gain on settlement of liabilities			596	0
Loss on settlement of SAA with Hover			(2,025)	0
Provision for loss from related party			(561)	(520)
Other expense			(363)	179
Net income/(loss)			(21,010)	(14,250)
UNITED STATES | Continuing Operations [Member]
Other Assets			550	3,769
Total for Europe – Continuing Operations			57,032	3,769
Intangible assets			37,518	0
Goodwill			18,964	0
Total for Europe – Continuing Operations			31,771	20,605
UNITED STATES | Continuing Operations [Member] | Country Renewable Programs [Member]
Revenue			0	311
Revenue from Contract with Customer, Including Assessed Tax			$ 0	$ 311